SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

Sit ESG Growth Fund

Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 97.3%

Asia - 6.8%

Japan - 5.6%
Astellas Pharma, Inc.	6,400	88,822
Keyence Corp.	200	74,277
Recruit Holdings Co., Ltd.	3,100	95,610
Sony Group Corp., ADR	1,925	158,639
Terumo Corp.	2,600	68,950

		486,298

Singapore - 1.2%
Singapore Technologies Engineering, Ltd.	37,400	106,974

Europe - 36.7%

France - 1.8%
Forvia SE *	2,358	48,887
Safran SA, ADR	2,750	107,635

		156,522

Germany - 6.2%
Allianz SE, ADR	8,800	209,264
Deutsche Post AG	1,550	63,149
Infineon Technologies AG	1,225	40,609
Muenchener Rueckversicherungs AG	275	107,313
Siemens AG, ADR	1,775	126,824

		547,159

Ireland - 6.1%
Accenture, PLC	750	230,333
CRH, PLC	1,200	65,676
Medtronic, PLC	725	56,811
Trane Technologies, PLC	875	177,546

		530,366

Netherlands - 0.4%
ASML Holding NV	65	38,263

Spain - 2.1%
Iberdrola SA, ADR	4,050	181,197

Switzerland - 4.9%
Chubb, Ltd.	250	52,045
Logitech International SA	1,550	106,857
Lonza Group AG	185	86,017
Nestle SA, ADR	1,200	135,804
Novartis AG, ADR	450	45,837

		426,560

United Kingdom - 15.2%
AstraZeneca, PLC, ADR	3,625	245,485
BAE Systems, PLC, ADR	3,500	173,075
Coca-Cola Europacific Partners, PLC	2,100	131,208
Compass Group, PLC	3,600	87,847
Diageo, PLC, ADR	785	117,106
Entain, PLC	6,900	78,530
Man Group, PLC	55,725	151,958
RELX, PLC, ADR	4,700	158,390
Rentokil Initial, PLC, ADR	2,375	87,994
Smith & Nephew, PLC	8,050	100,477

		1,332,070

Name of Issuer	Quantity	Fair Value ($)

North America - 53.8%

United States - 53.8%
Adobe, Inc. *	450	229,455
AES Corp.	3,025	45,980
Alphabet, Inc. - Class A *	2,500	327,150
Apple, Inc.	3,600	616,356
Broadcom, Inc.	125	103,823
Cheniere Energy, Inc.	775	128,619
Dexcom, Inc. *	1,080	100,764
Ecolab, Inc.	325	55,055
FedEx Corp.	375	99,345
Goldman Sachs Group, Inc.	600	194,142
Home Depot, Inc.	745	225,109
Johnson & Johnson	1,175	183,006
JPMorgan Chase & Co.	1,075	155,897
Lockheed Martin Corp.	275	112,464
Microsoft Corp.	2,000	631,500
NIKE, Inc.	850	81,277
NVIDIA Corp.	1,000	434,990
PepsiCo, Inc.	875	148,260
salesforce.com, Inc. *	850	172,363
Starbucks Corp.	1,000	91,270
T Rowe Price Group, Inc.	475	49,813
TJX Cos., Inc.	1,380	122,654
UnitedHealth Group, Inc.	500	252,095
Visa, Inc.	475	109,255
Williams Cos., Inc.	900	30,321

		4,700,963

Total Common Stocks (cost: $5,415,195)		8,506,372

Short-Term Securities - 3.1%
Fidelity Inst. Money Mkt. Gvt. Fund, 5.27% (cost $269,556)	269,556	269,556

Total Investments in Securities - 100.4% (cost $5,684,751)		8,775,928

Other Assets and Liabilities, net - (0.4)%		(37,926)

Net Assets - 100.0%		$8,738,002

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

SEPTEMBER 30, 2023	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

Sit ESG Growth Fund (Continued)

Portfolio Structure - By Sector	(% of Total Net Assets)
Technology Services	19.3%
Electronic Technology	16.2
Health Technology	11.2
Finance	10.5
Producer Manufacturing	9.8
Consumer Non-Durables	7.0
Consumer Services	6.0
Retail Trade	4.0
Health Services	2.9
Utilities	2.6
Transportation	1.9
Industrial Services	1.8
Consumer Durables	1.8
Commercial Services	1.0
Non-Energy Minerals	0.7
Process Industries	0.6
Short-Term Securities	3.1

100.4
Other Assets and Liabilities, net	(0.4)

100.0%

A summary of the levels for the Fund’s investments as of September 30, 2023 is as follows:

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Prices ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Common Stocks
France	156,522	—	—	156,522
Germany	547,159	—	—	547,159
Ireland	530,366	—	—	530,366
Japan	486,298	—	—	486,298
Netherlands	38,263	—	—	38,263
Singapore	106,974	—	—	106,974
Spain	181,197	—	—	181,197
Switzerland	426,560	—	—	426,560
United Kingdom	1,332,070	—	—	1,332,070
United States	4,700,963	—	—	4,700,963
Short-Term Securities	269,556	—	—	269,556
Total:	8,775,928	—	—	8,775,928

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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